Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2022		2023
Accounts receivable	NT$	6,683	NT$	5,529
Allowance for doubtful accounts		(276)		(8)
Accounts receivable, net	NT$	6,407	NT$	5,521

Schedule of Allowance for Doubtful Accounts	The movements in the allowance for doubtful accounts are as follows:
	For the years ended December 31,
	2021		2022		2023
Beginning balance	NT$	(23)	NT$	(23)	NT$	(276)
(Additions)/Reversal		-		(253)		268
Ending balance	NT$	(23)	NT$	(276)	NT$	(8)